Investment and other income - Detailed Information about Investment and Other Income (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Mark to market gain/(loss)	₨ 0	$ 0	₨ (3,624)	₨ 10,406